Loans and Allowance for Loan Losses - Schedule of Loan Portfolio Aging Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	$ 4,209	$ 626
Total gross loans	454,372	443,491
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	345	127
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	79
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	4,554	832
Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	449,818	442,659
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	83
Total gross loans	90,892	103,277
Commercial | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	63	0
Commercial | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Commercial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Commercial | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	63	83
Commercial | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	90,829	103,194
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	3,818	98
Total gross loans	266,777	246,167
Commercial Real Estate | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	220	0
Commercial Real Estate | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Commercial Real Estate | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	4,038	98
Commercial Real Estate | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	262,739	246,069
Residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	391	445
Total gross loans	90,132	85,789
Residential | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	22	120
Residential | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	59
Residential | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Residential | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	413	624
Residential | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	89,719	85,165
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non Accrual	0	0
Total gross loans	6,571	8,258
Installment | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	40	7
Installment | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	20
Installment | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	0	0
Installment | Financial Asset, Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	40	27
Installment | Financial Asset, Not Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total gross loans	$ 6,531	$ 8,231